Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and share premium.
Schedule of number of share outstanding

Number of shares outstanding on January 1, 2019	35,975,312
Exercise of stock options	419,317
Share subscription from Johnson & Johnson Innovation Inc.	1,766,899
Global public offering on Euronext and Nasdaq on November 7, 2019	4,000,000
Over-allotment option exercised by underwriters on November 8, 2019	600,000
Number of shares outstanding on December 31, 2019	42,761,528
Exercise of stock options	602,463
Global public offering in Euronext and Nasdaq on May 28, 2020	3,658,515
Over-allotment option exercised by underwriters on May 29, 2020	548,777
Number of shares outstanding on December 31, 2020	47,571,283
Exercise of stock options	503,282
Global public offering in Euronext and Nasdaq on February 2, 2021	3,125,000
Over-allotment option exercised by underwriters on February 4, 2021	468,750
Number of shares outstanding on December 31, 2021	51,668,315